Intangible Assets - Additional Information (Detail)	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Term of agreement based on which discount rate is applied	25 years
Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Term of agreement based on which discount rate is applied	13 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Term of agreement based on which discount rate is applied	19 years